Fair Value Measurements - Warrant liability (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrant Liability [Roll Forward]
Beginning balance	$ 18,588	$ 32,017	$ 0		$ 0
Net liabilities assumed from GigCapital5			8,894
Change in fair value	(8,805)	(213,942)	23,123	$ 0	(199,624)	$ 0	$ 0	$ 108,100
Increase due to warrant modification		200,513
Ending balance	$ 9,783	$ 18,588	$ 32,017		$ 9,783		$ 0